Goodwill and other intangible assets - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2018	Aug. 01, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of discounted cash flow method for calculating value in use	Five-year
Increase in post-tax discount rates to determine sensitivity of current estimate of value in use	1.00%
Decrease in terminal growth rates to determine sensitivity of current estimate of value in use	1.00%
Reduction in future cash flows to determine sensitivity of current estimate of value in use	10.00%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	As at August 1, 2018, no reasonably possible change in an individual key input or assumption, as described, would result in a CGU's carrying amount exceeding its recoverable amount based on value in use.
Caribbean Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Calculated fair value less costs of disposal using a discounted cash flow method that projects future cash flows over a 5-year period. Cash flows are based on management forecasts, adjusted to approximate the considerations of a prospective third-party buyer. Cash flows beyond the initial 5-yearperiod are assumed to increase at a constant rate using a nominal long-term growth rate.
Description of level of fair value hierarchy within which fair value measurement is categorised	Level 3
Percentage of value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		1.80%
Decrease in terminal growth rates to determine sensitivity of current estimate of fair value less costs of disposal		2.50%
Reduction in future cash flows to determine sensitivity of current estimate of fair value less costs of disposal		22.00%
Percentage of unit's recoverable amount exceeds its carrying amount		129.00%
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of discounted cash flow method for calculating value in use	7 years
International wealth management [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fair value less costs of disposal using a multiples-based approach. Each business within the CGU was valued using either a Price-to-assets-under-administration(P/AUA) or Price-to-revenue (P/Rev) multiple, as appropriate, to reflect the considerations of a prospective third-party buyer. In 2018 and 2017, we applied a P/AUA multiple of 2.5% to AUA as at August 1 and a P/Rev multiple of 2.5x to revenue for the 12 months preceding the testing date.
Description of level of fair value hierarchy within which fair value measurement is categorised	Level 3